Income Taxes - Summary of Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (9)	$ 2	$ 16
Effective tax rate	0.00%	0.00%	0.00%
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation
Income tax benefit (expense)		$ 20	$ 28
Effective tax rate	22.00%	23.00%	24.00%
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (9)	$ (18)	$ (12)
Effective tax rate	20.00%	20.00%	20.00%